As filed with the Securities and Exchange Commission on April 11, 2013

Securities Act File No. 333-48456

Investment Company Act File No. 811-10183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 56 and/or	☒
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 58 (check appropriate box or boxes)

MET INVESTORS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

5 Park Plaza

Suite 1900

Irvine, California 92614

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 848-3854

Elizabeth M. Forget

President

Met Investors Series Trust

5 Park Plaza, Suite 1900, Irvine, California 92614

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K St., N.W. Washington, D.C. 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 29, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 56 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Irvine, State of California on the 11th day of April 2013.

MET INVESTORS SERIES TRUST
Registrant

By:	/s/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 56 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ ELIZABETH M. FORGET Elizabeth M. Forget	Chairman of the Board, Chief Executive Officer, President and Trustee	April 11, 2013

/s/ PETER H. DUFFY Peter H. Duffy	Treasurer and Chief Financial Officer	April 11, 2013

/s/ STEPHEN M. ALDERMAN* Stephen M. Alderman	Trustee	April 11, 2013

/s/ JACK R. BORSTING* Jack R. Borsting	Trustee	April 11, 2013

/s/ ROBERT J. BOULWARE* Robert J. Boulware	Trustee	April 11, 2013

/s/ SUSAN C. GAUSE* Susan C. Gause	Trustee	April 11, 2013

Signature	Title	Date

/s/ NANCY HAWTHORNE* Nancy Hawthorne	Trustee	April 11, 2013

/s/ KEITH M. SCHAPPERT* Keith M. Schappert	Trustee	April 11, 2013

/s/ LINDA B. STRUMPF* Linda B. Strumpf	Trustee	April 11, 2013

/s/ DAWN M. VROEGOP* Dawn M. Vroegop	Trustee	April 11, 2013

* By:	/s/ DAVID C. MAHAFFEY
David C. Mahaffey
Attorney-in-fact

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 11th day of April, 2013.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 11, 2013

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 11, 2013

AQR Global Risk Balanced Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 11th day of April, 2013.

AQR Global Risk Balanced Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 11, 2013

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 11, 2013

Invesco Balanced-Risk Allocation Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 11th day of April, 2013.

Invesco Balanced-Risk Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 11, 2013

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 11, 2013

JPMorgan Global Active Allocation Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 11th day of April, 2013.

JPMorgan Global Active Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 11, 2013

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 11, 2013

Schroders Global Multi-Asset Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 11th day of April, 2013.

Schroders Global Multi-Asset Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 11, 2013

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 11, 2013